LEASING - Maturity analysis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 35.2		$ 30.8
Lease liabilities included under "Borrowings"	30.6	$ 35.2	25.3
Non-current	10.2		3.2
Current	20.4		22.1
2020
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	7.5		5.2
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	27.6		$ 25.6
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total undiscounted lease liabilities	$ 0.1